EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [Abstract]
EVENTS AFTER THE REPORTING PERIOD [Text Block]

23. EVENTS AFTER THE REPORTING PERIOD

The following events took place after December 31, 2025:

Mt. Hamilton Acquisition

On March 23, 2026, the Company completed the acquisition of 100% of the membership interests of MHC the owner of the Mt. Hamilton Project in Nevada, USA from Sailfish for total consideration of $40 million. The consideration payable to Sailfish consists of two gold stream commitments:

•
Initial Stream Term (60 months): The Company will deliver 341.7 ounces of refined gold per month, subject to an adjustment formula ensuring the monthly delivery value is not less than US$738 and not more than $1,011, equivalent to a gold price range of $2,700/oz to $3,700/oz after adjustments.

•	Additional Stream Term (72 months): Following the Initial Stream Term, the Company will deliver 100 ounces of refined gold per month, not subject to any adjustment formula.

For all ounces delivered under both streams, Sailfish will pay the Company 20% of the London PM fixed price for refined gold in United States dollars, as determined by the London Bullion Market Association (or any successor association or body) (the "London PM Fix price") on date of delivery of such deliverable gold.